Loan Receivables, Net (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2025 USD ($)
Loan Receivables, Net [Line Items]
Interest receivable		¥ 2,379
Loan receivable amount		30,500	$ 4,258	¥ 145,500	¥ 110,000
Allowance amount		¥ 318,617		774,051		$ 44,477
Sichuan Tianyi Real Estate Development Co., Ltd [Member]
Loan Receivables, Net [Line Items]
Loan receivable amount	¥ 70,000
Loan term		1 year	1 year
Outstanding loan		¥ 95,000
Interest receivable		9,082
Allowance amount		72,475
Third Party [Member] | Sichuan Tianyi Real Estate Development Co., Ltd [Member]
Loan Receivables, Net [Line Items]
Loan amount				95,000
Interest receivable		¥ 2,984
Interest rate		6.00%	6.00%
Education Service Sector [Member]
Loan Receivables, Net [Line Items]
Loan amount		¥ 755,300		679,300
Interest receivable		29,395		¥ 6,060
Allowance amount		¥ 549,212
Education Service Sector [Member] | Term Loan [Member]
Loan Receivables, Net [Line Items]
Interest rate		5.00%	5.00%
Financial Services Sector [Member]
Loan Receivables, Net [Line Items]
Loan amount		¥ 52,000
Interest receivable		¥ 148
Loan term		1 year	1 year
Allowance amount		¥ 548
Financial Services Sector [Member] | Term Loan [Member]
Loan Receivables, Net [Line Items]
Interest rate		5.00%	5.00%
Minimum [Member] | Sichuan Tianyi Real Estate Development Co., Ltd [Member]
Loan Receivables, Net [Line Items]
Interest rate	3.60%
Maximum [Member] | Sichuan Tianyi Real Estate Development Co., Ltd [Member]
Loan Receivables, Net [Line Items]
Interest rate	6.00%